LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 10, 2025	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of limited partners equity [Line Items]
Proceeds from issuing shares	$ 650
Number of shares outstanding (in shares)			6,000,000.0
Total cost of shares repurchased and cancelled			$ 34	$ 52	$ 43
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			320,608,493
Ownership percentage			47.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares issued in the period (in shares)	15,050,200
Value of shares issued (in usd per share)	$ 29.90
Proceeds from issuing shares	$ 450
Distribution reinvestment plan	$ 18
Number of shares outstanding (in shares)			305,987,962	285,180,371
Percentage of units for normal course issuer bid			5.00%
Ordinary shares | Subsidiary Of Brookfield Corporaton
Disclosure of limited partners equity [Line Items]
Number of shares issued in the period (in shares)	6,967,670
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged			$ 1	$ 1
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Distribution reinvestment plan			$ 7	$ 7
Number of shares issued (in shares)			276,638	285,010
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			81,306,719	74,339,049
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			0.01%
Exchangeable shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)			7,244,255
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)			36,058	10,675
Redeemable Exchangeable Partnership Units GP Units
Disclosure of limited partners equity [Line Items]
Ownership percentage			25.00%
LP Units
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)			15,296,104
Number of shares repurchased and cancelled (in shares)			1,522,975	2,279,654
Distributions paid to owners, net of accruals			$ 427	$ 395	$ 370
LP Units | Forecast
Disclosure of limited partners equity [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share)		$ 1.568
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)		$ 0.08
Increase in dividends, percent		5.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage			27.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			39.00%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			1.00%